RETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Components of net (benefit) expense	The following table summarizes the components of net (benefit) expense recognized in the Consolidated Statement of Income for the Company’s pension and postretirement plans for Significant Plans and All Other Plans:

	Pension plans						Postretirement benefit plans
	U.S. plans			Non-U.S. plans			U.S. plans			Non-U.S. plans
In millions of dollars	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019
Benefits earned during the year	$—	$—	$1	$149	$147	$146	$—	$—	$—	$6	$7	$8
Interest cost on benefit obligation	351	378	469	268	246	287	13	17	24	96	93	104
Expected return on assets	(683)	(824)	(821)	(253)	(245)	(281)	(13)	(17)	(18)	(84)	(77)	(84)
Amortization of unrecognized:
Prior service cost (benefit)	2	2	2	(6)	5	(4)	(9)	(2)	—	(9)	(9)	(10)
Net actuarial loss (gain)	228	233	200	62	70	61	(3)	—	—	13	20	23
Curtailment loss (gain)(1)	—	—	1	1	(8)	(6)	—	—	—	—	—	—
Settlement loss (gain)(1)	—	—	—	10	(1)	6	—	—	—	—	—	—
Total net (benefit) expense	$(102)	$(211)	$(148)	$231	$214	$209	$(12)	$(2)	$6	$22	$34	$41

(1)Losses (gains) due to curtailment and settlement relate to repositioning and divestiture activities.
The following table summarizes the net expense recognized in the Consolidated Statement of Income for the Company’s U.S. post employment plans:

In millions of dollars	2021	2020	2019
Net expense	$10	$9	$9

Summary of entity's contributions	The following table summarizes the Company’s actual contributions for the years ended December 31, 2021 and 2020, as well as expected Company contributions for 2022. Expected contributions are subject to change, since contribution decisions are affected by various factors, such as market performance, tax considerations and regulatory requirements.

	Pension plans(1)						Postretirement benefit plans(1)
	U.S. plans(2)			Non-U.S. plans			U.S. plans			Non-U.S. plans
In millions of dollars	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020
Contributions made by the Company	$—	$—	$—	$74	$104	$115	$—	$—	$—	$3	$3	$4
Benefits paid directly by (reimbursements to) the Company(3)	57	56	56	413	51	43	5	22	(15)	6	5	5

(1)    Amounts reported for 2022 are expected amounts.
(2)     The U.S. pension plans include benefits paid directly by the Company for the nonqualified pension plans.
(3)    Estimated 2022 benefit payments have increased due to the wind-down of Citi’s consumer banking business in Korea, as it is expected that employees who elected the VERP will be withdrawing their pension plan assets. See Note 2 for additional information.

Summary of the funded status and amounts recognized in the Consolidated Balance Sheet for the Company's U.S. qualified, non-qualified plans, plans outside the U.S. and postemployment plans
The following table summarizes the funded status and amounts recognized on the Consolidated Balance Sheet for the Company’s pension and postretirement plans:

	Pension plans				Postretirement benefit plans
	U.S. plans		Non-U.S. plans		U.S. plans		Non-U.S. plans
In millions of dollars	2021	2020	2021	2020	2021	2020	2021	2020
Change in projected benefit obligation
Projected benefit obligation at beginning of year	$13,815	$13,453	$8,629	$8,105	$559	$692	$1,390	$1,384
Benefits earned during the year	—	—	149	147	—	—	6	7
Interest cost on benefit obligation	351	378	268	246	13	17	96	93
Plan amendments(1)	—	—	6	(4)	—	(104)	—	—
Actuarial (gain) loss(2)	(447)	950	(344)	518	(28)	(18)	(110)	30
Benefits paid, net of participants’ contributions and government subsidy(3)	(953)	(966)	(345)	(298)	(43)	(28)	(78)	(64)
Settlement gain(4)	—	—	(124)	(110)	—	—	—	—
Curtailment gain(4)	—	—	(30)	(14)	—	—	—	—
Foreign exchange impact and other	—	—	(208)	39	—	—	(135)	(60)
Projected benefit obligation at year end	$12,766	$13,815	$8,001	$8,629	$501	$559	$1,169	$1,390
Change in plan assets
Plan assets at fair value at beginning of year	$13,309	$12,717	$7,831	$7,556	$331	$345	$1,146	$1,127
Actual return on assets(2)	565	1,502	217	584	9	29	97	129
Company contributions (reimbursements)	56	56	155	158	22	(15)	8	9
Benefits paid, net of participants’ contributions and government subsidy(3)	(953)	(966)	(345)	(298)	(43)	(28)	(78)	(64)
Settlement gain(4)	—	—	(124)	(110)	—	—	—	—
Foreign exchange impact and other	—	—	(120)	(59)	—	—	(130)	(55)
Plan assets at fair value at year end	$12,977	$13,309	$7,614	$7,831	$319	$331	$1,043	$1,146
Funded status of the plans
Qualified plans(5)	$894	$230	$(387)	$(798)	$(182)	$(228)	$(126)	$(244)
Nonqualified plans(6)	(683)	(736)	—	—	—	—	—	—
Funded status of the plans at year end	$211	$(506)	$(387)	$(798)	$(182)	$(228)	$(126)	$(244)
Net amount recognized
Qualified plans
Benefit asset	$894	$230	$963	$741	$—	$—	$165	$25
Benefit liability	—	—	(1,350)	(1,539)	(182)	(228)	(291)	(269)
Qualified plans	$894	$230	$(387)	$(798)	$(182)	$(228)	$(126)	$(244)
Nonqualified plans	(683)	(736)	—	—	—	—	—	—
Net amount recognized on the balance sheet	$211	$(506)	$(387)	$(798)	$(182)	$(228)	$(126)	$(244)
Amounts recognized in AOCI(7)
Net transition obligation	$—	$—	$—	$—	$—	$—	$—	$—
Prior service (cost) benefit	(8)	(10)	5	12	92	101	47	63
Net actuarial (loss) gain	(6,575)	(7,132)	(1,400)	(1,863)	77	56	(182)	(348)
Net amount recognized in equity (pretax)	$(6,583)	$(7,142)	$(1,395)	$(1,851)	$169	$157	$(135)	$(285)
Accumulated benefit obligation at year end	$12,765	$13,812	$7,559	$8,116	$501	$559	$1,169	$1,390

(1)The U.S. postretirement benefit plan was amended in 2020 to move grandfathered Medicare-eligible retirees to the Medicare individual marketplace.
(2)During 2021, the actuarial gain was primarily due to the increase in global discount rates partially offset by lower than expected asset returns. During 2020, the actuarial loss was primarily due to the decline in global discount rates partially offset by favorable asset returns.
(3)U.S. postretirement benefit plans were net of Employer Group Waiver Plan subsidies of $11 million and $40 million in 2021 and 2020, respectively.
(4)Curtailment and settlement gains relate to repositioning and divestiture activities.
(5)The U.S. qualified pension plan was fully funded under specified Employee Retirement Income Security Act (ERISA) funding rules as of January 1, 2022 and no minimum required funding is expected for 2022.
(6)The nonqualified plans of the Company are unfunded.
(7)The framework for the Company’s pension oversight process includes monitoring of potential settlement charges for all plans. Settlement accounting is triggered when either the sum of all settlements (including lump sum payments) for the year is greater than service plus interest costs or if more than 10% of the plan’s projected benefit obligation will be settled. Because some of Citi’s significant plans are frozen and have no material service cost, settlement accounting may apply in the future.
The following table summarizes the funded status and amounts recognized on the Company’s Consolidated Balance Sheet:

In millions of dollars	2021	2020
Funded status of the plan at year end	$(41)	$(40)
Net amount recognized in AOCI (pretax)	$(15)	$(17)

Change in accumulated other comprehensive income (loss)
The following table shows the change in AOCI related to the Company’s pension, postretirement and post employment plans:

In millions of dollars	2021	2020	2019
Beginning of year balance, net of tax(1)(2)	$(6,864)	$(6,809)	$(6,257)
Actuarial assumptions changes and plan experience	963	(1,464)	(2,300)
Net asset gain (loss) due to difference between actual and expected returns	(148)	1,076	1,427
Net amortization	280	318	274
Prior service credit (cost)	(7)	108	(7)
Curtailment/settlement gain(3)	11	(8)	1
Foreign exchange impact and other	153	(108)	(66)
Change in deferred taxes, net	(240)	23	119
Change, net of tax	$1,012	$(55)	$(552)
End of year balance, net of tax(1)(2)	$(5,852)	$(6,864)	$(6,809)

(1)See Note 19 for further discussion of net AOCI balance.
(2)Includes net-of-tax amounts for certain profit-sharing plans outside the U.S.
(3)Curtailment and settlement relate to repositioning and divestiture activities.

Aggregate projected benefit obligation (PBO), accumulated benefit obligation (ABO), and fair value of plan assets for pension plans with a PBO or ABO that exceeds the fair value of plan assets
At December 31, 2021 and 2020, the aggregate projected benefit obligation (PBO), the aggregate accumulated benefit obligation (ABO) and the aggregate fair value of plan assets are presented for all defined benefit pension plans with a PBO in excess of plan assets and for all defined benefit pension plans with an ABO in excess of plan assets as follows:

	PBO exceeds fair value of plan assets				ABO exceeds fair value of plan assets
	U.S. plans(1)		Non-U.S. plans		U.S. plans(1)		Non-U.S. plans
In millions of dollars	2021	2020	2021	2020	2021	2020	2021	2020
Projected benefit obligation	$683	$736	$3,966	$4,849	$683	$736	$3,809	$4,723
Accumulated benefit obligation	682	734	3,574	4,400	682	734	3,477	4,329
Fair value of plan assets	—	—	2,616	3,310	—	—	2,486	3,212

(1)As of December 31, 2021 and 2020, only the nonqualified plans’ PBO and ABO exceeded plan assets.

Assumptions used in determining benefit obligations and net benefit expense	Other significant assumptions for the awards are as follows:

Valuation assumptions	2021	2020	2019
Expected volatility	40.88%	22.26%	25.33%
Expected dividend yield	4.21	2.82	2.67
Certain assumptions used in determining pension and postretirement benefit obligations and net benefit expense for the Company’s plans are shown in the following table:

At year end	2021	2020
Discount rate
U.S. plans
Qualified pension	2.80%	2.45%
Nonqualified pension	2.80	2.35
Postretirement	2.75	2.20
Non-U.S. pension plans
Range(1)	-0.10 to 11.95	-0.25 to 11.15
Weighted average	3.96	3.14
Non-U.S. postretirement plans
Range	1.05 to 10.00	0.80 to 8.55
Weighted average	8.28	7.42
Future compensation increase rate(2)
Non-U.S. pension plans
Range	1.30 to 11.25	1.20 to 11.25
Weighted average	3.10	3.10
Expected return on assets
U.S. plans
Qualified pension	5.00	5.80
Postretirement(3)	5.00/1.50	5.80/1.50
Non-U.S. pension plans
Range	0.00 to 11.50	0.00 to 11.50
Weighted average	3.69	3.39
Non-U.S. postretirement plans
Range	6.00 to 8.00	5.95 to 8.00
Weighted average	7.99	7.99

(1)    Due to historically low global interest rates, there were negative discount rates for plans with relatively short duration in certain major markets, such as the Eurozone and Switzerland.
(2)    Not material for U.S. plans.
(3)    For the years ended 2021 and 2020, the expected return on assets for the VEBA Trust was 1.50%.

During the year	2021	2020	2019
Discount rate
U.S. plans
Qualified pension	2.45%/3.10%/ 2.75%/2.80%	3.25%/3.20%/ 2.60%/2.55%	4.25%/3.85%/ 3.45%/3.10%
Nonqualified pension	2.35/3.00/ 2.70/2.75	3.25/3.25/ 2.55/2.50	4.25/3.90/ 3.50/3.10
Postretirement	2.20/2.85/ 2.60/2.65	3.15/3.20/ 2.45/2.35	4.20/3.80/ 3.35/3.00
Non-U.S. pension plans(1)
Range(2)	-0.25 to 11.15	-0.10 to 11.30	-0.05 to 12.00
Weighted average	3.14	3.65	4.47
Non-U.S. postretirement plans(1)
Range	0.80 to 9.80	0.90 to 9.75	1.75 to 10.75
Weighted average	7.42	7.76	9.05
Future compensation increase rate(3)
Non-U.S. pension plans(1)
Range	1.20 to 11.25	1.50 to 11.50	1.30 to 13.67
Weighted average	3.10	3.17	3.16
Expected return on assets
U.S. plans
Qualified pension(4)	5.80/5.60/5.60/5.00	6.70	6.70
Postretirement(4)	5.80/1.50	6.70/3.00	6.70/3.00
Non-U.S. pension plans(1)
Range	0.00 to 11.50	0.00 to 11.50	1.00 to 11.50
Weighted average	3.39	3.95	4.30
Non-U.S. postretirement plans(1)
Range	5.95 to 8.00	6.20 to 8.00	8.00 to 9.20
Weighted average	7.99	7.99	8.01

(1)    Reflects rates utilized to determine the quarterly expense for Significant non-U.S. pension and postretirement plans.
(2)    Due to historically low global interest rates, there were negative discount rates for plans with relatively short duration in certain major markets, such as the Eurozone and Switzerland.
(3)    Not material for U.S. plans.
(4)    The expected return on assets for the U.S. pension and postretirement plans was lowered from 5.80% to 5.60% effective April 1, 2021 and to 5.00% effective October 1, 2021 to reflect the change in target asset allocation.

Citigroup’s pension and postretirement plans’ asset allocations for the U.S. plans and the target allocations by asset category based on asset fair values are as follows:

	Target asset allocation	U.S. pension assets at December 31,		U.S. postretirement assets at December 31,
Asset category(1)	2022	2021	2020	2021	2020
Equity securities(2)	0–22%	7%	16%	7%	16%
Debt securities(3)	55–114	72	59	72	59
Real estate	0–4	2	4	2	4
Private equity	0–5	6	3	6	3
Other investments	0–23	13	18	13	18
Total		100%	100%	100%	100%

(1)Asset allocations for the U.S. plans are set by investment strategy, not by investment product. For example, private equities with an underlying investment in real estate are classified in the real estate asset category, not private equity.
(2)Equity securities in the U.S. pension and postretirement plans do not include any Citigroup common stock at the end of 2021 and 2020.
(3)The VEBA Trust for postretirement benefits is primarily invested in cash equivalents and debt securities in 2021 and 2020 and is not reflected in the table above.
Citigroup’s pension and postretirement plans’ weighted-average asset allocations for the non-U.S. plans and the actual ranges, and the weighted-average target allocations by asset category based on asset fair values, are as follows:

	Non-U.S. pension plans
	Target asset allocation	Actual range at December 31,		Weighted-average at December 31,
Asset category(1)	2022	2021	2020	2021	2020
Equity securities	0–100%	0–100%	0–100%	16%	15%
Debt securities	0–100	0–100	0–100	76	77
Real estate	0–15	0–14	0–12	1	1
Other investments	0–100	0–100	0–100	7	7
Total				100%	100%

(1)Similar to the U.S. plans, asset allocations for certain non-U.S. plans are set by investment strategy, not by investment product.

	Non-U.S. postretirement plans
	Target asset allocation	Actual range at December 31,		Weighted-average at December 31,
Asset category(1)	2022	2021	2020	2021	2020
Equity securities	0–42%	0–42%	0–38%	41%	38%
Debt securities	54–100	53–100	56–100	53	56
Other investments	0–4	0–6	0–6	6	6
Total				100%	100%
(1)Similar to the U.S. plans, asset allocations for certain non-U.S. plans are set by investment strategy, not by investment product.

Schedule of expected long term rates of return on assets
The following table shows the expected return on assets used in determining the Company’s pension expense compared to the actual return on assets during 2021, 2020 and 2019 for the U.S. pension and postretirement plans:

U.S. plans (During the year)	2021	2020	2019
Expected return on assets
U.S. pension and postretirement trust	5.80%/5.60%/5.60%/5.00%	6.70%	6.70%
VEBA trust	1.50	3.00	3.00
Actual return on assets(1)
U.S. pension and postretirement trust	5.14	12.84	15.20
VEBA trust	1.52	2.11	1.91 to 2.76

(1)Actual return on assets is presented net of fees.

Effect of one-percentage-point change in the discount rates on pension expense
The following tables summarize the effect on pension expense:

	Discount rate
	One-percentage-point increase
In millions of dollars	2021	2020	2019
U.S. plans	$35	$34	$28
Non-U.S. plans	(4)	(16)	(19)
	One-percentage-point decrease
In millions of dollars	2021	2020	2019
U.S. plans	$(49)	$(52)	$(44)
Non-U.S. plans	25	25	32

Schedule of effect of one percentage point change in expected rates of return
The following tables summarize the effect on pension expense:

	Expected return on assets
	One-percentage-point increase
In millions of dollars	2021	2020	2019
U.S. plans	$(124)	$(123)	$(123)
Non-U.S. plans	(70)	(66)	(64)
	One-percentage-point decrease
In millions of dollars	2021	2020	2019
U.S. plans	$124	$123	$123
Non-U.S. plans	70	66	64

Schedule of health care cost trend rates
Assumed health care cost trend rates were as follows:

	2021	2020
Health care cost increase rate for U.S. plans
Following year	6.25%	6.50%
Ultimate rate to which cost increase is assumed to decline	5.00	5.00
Year in which the ultimate rate is reached	2027	2027
Health care cost increase rate for non-U.S. plans (weighted average)
Following year	6.92%	6.85%
Ultimate rate to which cost increase is assumed to decline	6.92	6.85
Year in which the ultimate rate is reached	2022	2021

Schedule of interest crediting rate for cash balance and other plans
The Company has cash balance plans and other plans with promised interest crediting rates. For these plans, the interest crediting rates are set in line with plan rules or country legislation and do not change with market conditions.

	Weighted average interest crediting rate
At year end	2021	2020	2019
U.S. plans	1.80%	1.45%	2.25%
Non-U.S. plans	1.61	1.60	1.61

Schedule of fair value of plan assets by measurement levels	Plan assets by detailed asset categories and the fair value hierarchy are as follows:

	U.S. pension and postretirement benefit plans(1)
In millions of dollars	Fair value measurement at December 31, 2021
Asset categories	Level 1	Level 2	Level 3	Total
U.S. equities	$358	$—	$—	$358
Non-U.S. equities	460	—	—	460
Mutual funds and other registered investment companies	297	—	—	297
Commingled funds	—	1,143	—	1,143
Debt securities	1,657	5,770	—	7,427
Annuity contracts	—	—	4	4
Derivatives	2	17	—	19
Other investments	13	—	25	38
Total investments	$2,787	$6,930	$29	$9,746
Cash and short-term investments	$635	$75	$—	$710
Other investment liabilities	(7)	(17)	—	(24)
Net investments at fair value	$3,415	$6,988	$29	$10,432
Other investment liabilities redeemed at NAV				$(87)
Securities valued at NAV				2,951
Total net assets				$13,296

(1)The investments of the U.S. pension and postretirement plans are commingled in one trust. At December 31, 2021, the allocable interests of the U.S. pension and postretirement plans were 98.0% and 2.0%, respectively. The investments of the VEBA Trust for postretirement benefits are reflected in the above table.

	U.S. pension and postretirement benefit plans(1)
In millions of dollars	Fair value measurement at December 31, 2020
Asset categories	Level 1	Level 2	Level 3	Total
U.S. equities	$813	$—	$—	$813
Non-U.S. equities	725	—	—	725
Mutual funds and other registered investment companies	447	—	—	447
Commingled funds	—	1,056	—	1,056
Debt securities	1,275	4,430	—	5,705
Annuity contracts	—	—	1	1
Derivatives	8	6	—	14
Other investments	16	—	57	73
Total investments	$3,284	$5,492	$58	$8,834
Cash and short-term investments	$72	$1,035	$—	$1,107
Other investment liabilities	(2)	(10)	—	(12)
Net investments at fair value	$3,354	$6,517	$58	$9,929
Other investment receivables redeemed at NAV				$99
Securities valued at NAV				3,612
Total net assets				$13,640

(1)The investments of the U.S. pension and postretirement plans are commingled in one trust. At December 31, 2020, the allocable interests of the U.S. pension and postretirement plans were 98.0% and 2.0%, respectively. The investments of the VEBA Trust for postretirement benefits are reflected in the above table.

	Non-U.S. pension and postretirement benefit plans
In millions of dollars	Fair value measurement at December 31, 2021
Asset categories	Level 1	Level 2	Level 3	Total
U.S. equities	$127	$19	$—	$146
Non-U.S. equities	713	92	—	805
Mutual funds and other registered investment companies	2,888	66	—	2,954
Commingled funds	21	—	—	21
Debt securities	4,263	1,341	—	5,604
Real estate	—	3	2	5
Annuity contracts	—	—	2	2
Derivatives	—	239	—	239
Other investments	—	—	318	318
Total investments	$8,012	$1,760	$322	$10,094
Cash and short-term investments	$117	$5	$—	$122
Other investment liabilities	—	(1,578)	—	(1,578)
Net investments at fair value	$8,129	$187	$322	$8,638
Securities valued at NAV				$19
Total net assets				$8,657

	Non-U.S. pension and postretirement benefit plans
In millions of dollars	Fair value measurement at December 31, 2020
Asset categories	Level 1	Level 2	Level 3	Total
U.S. equities	$5	$16	$—	$21
Non-U.S. equities	105	670	—	775
Mutual funds and other registered investment companies	3,137	73	—	3,210
Commingled funds	24	—	—	24
Debt securities	6,705	1,420	—	8,125
Real estate	—	2	2	4
Annuity contracts	—	—	5	5
Derivatives	—	1,005	—	1,005
Other investments	—	—	312	312
Total investments	$9,976	$3,186	$319	$13,481
Cash and short-term investments	$129	$3	$—	$132
Other investment liabilities	—	(4,650)	—	(4,650)
Net investments at fair value	$10,105	$(1,461)	$319	$8,963
Securities valued at NAV				$14
Total net assets				$8,977

Schedule of effect of significant unobservable inputs, changes in plan assets
The reconciliations of the beginning and ending balances during the year for Level 3 assets are as follows:

In millions of dollars	U.S. pension and postretirement benefit plans
Asset categories	Beginning Level 3 fair value at Dec. 31, 2020	Realized (losses)	Unrealized gains	Purchases, sales and issuances	Transfers in and/or out of Level 3	Ending Level 3 fair value at Dec. 31, 2021
Annuity contracts	$1	$—	$—	$3	$—	$4
Other investments	57	(6)	2	(28)	—	25
Total investments	$58	$(6)	$2	$(25)	$—	$29

In millions of dollars	U.S. pension and postretirement benefit plans
Asset categories	Beginning Level 3 fair value at Dec. 31, 2019	Realized (losses)	Unrealized (losses)	Purchases, sales and issuances	Transfers in and/or out of Level 3	Ending Level 3 fair value at Dec. 31, 2020
Annuity contracts	$1	$—	$—	$—	$—	$1
Other investments	75	(3)	3	(18)	—	57
Total investments	$76	$(3)	$3	$(18)	$—	$58

In millions of dollars	Non-U.S. pension and postretirement benefit plans
Asset categories	Beginning Level 3 fair value at Dec. 31, 2020	Unrealized gains	Purchases, sales and issuances	Transfers in and/or out of Level 3	Ending Level 3 fair value at Dec. 31, 2021
Debt securities	$—	$—	$—	$—	$—
Real estate	2	—	—	—	2
Annuity contracts	5	—	(3)	—	2
Other investments	312	4	2	—	318
Total investments	$319	$4	$(1)	$—	$322

In millions of dollars	Non-U.S. pension and postretirement benefit plans
Asset categories	Beginning Level 3 fair value at Dec. 31, 2019	Unrealized (losses)	Purchases, sales and issuances	Transfers in and/or out of Level 3	Ending Level 3 fair value at Dec. 31, 2020
Debt securities	$10	$—	$(10)	$—	$—
Real estate	1	1	—	—	2
Annuity contracts	5	—	—	—	5
Other investments	274	23	15	—	312
Total investments	$290	$24	$5	$—	$319

Schedule of expected benefit payments
The Company expects to pay the following estimated benefit payments in future years:

	Pension plans		Postretirement benefit plans
In millions of dollars	U.S. plans	Non-U.S. plans(1)	U.S. plans	Non-U.S. plans
2022	$956	$958	$64	$71
2023	837	452	50	74
2024	844	460	47	78
2025	846	462	44	82
2026	838	467	41	86
2027–2031	3,946	2,428	164	493

(1)Estimated 2022 benefit payments have increased due to the wind-down of Citi’s consumer banking business in Korea, as it is expected that employees who elected the VERP will be withdrawing their pension plan assets. See Note 2 for additional information.

Defined contribution plans	The following tables summarize the Company contributions for the defined contribution plans:

	U.S. plans
In millions of dollars	2021	2020	2019
Company contributions	$436	$414	$404
	Non-U.S. plans
In millions of dollars	2021	2020	2019
Company contributions	$364	$304	$281